COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments for Financing Obligations
Future minimum payments of the financing obligation as of March 31, 2022 are as follows:

In thousands
Remainder of 2022	$424
2023	621
2024	640
2025	656
2026	673
Thereafter	11,858
Total undiscounted financing obligation	14,872
Less: Imputed interest	(7,550)
Present value of total financing obligation	$7,322